EARNINGS/(LOSS) PER SHARE (Components of EPS) (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Net income/(loss) available to stockholders	$ 51,009	$ (75,156)
Interest and other expenses attributable to dilutive convertible notes	(206)	0
Net income/(loss) assuming dilution	$ 50,803	$ (75,156)
Weighted average number of common shares outstanding (in shares)	117,421	107,776
Effect of dilutive convertible notes (in shares)	15	0
Weighted average number of common shares outstanding assuming dilution (in shares)	117,436	107,776